Commissions and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details underlying commissions and other expenses [Abstract]
Commissions	$ 2,189	$ 2,223	$ 2,183
General and administrative expenses	2,240	2,252	2,072
DAC and VOBA deferrals and interest, net of amortization	(352)	(337)	(156)
Broker-dealer expenses	536	570	493
Taxes, licenses and fees	339	345	321
Expenses associated with reserve financing and unrelated LOCs	108	102	94
Specifically identifiable intangible asset amortization	37	37	37
Other amortization	28	13
Transaction and integration costs related to mergers, acquisitions and divestitures		14	20
Total	$ 5,125	$ 5,219	$ 5,064